INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of the Company's provision for income taxes

For the year ended December 31, ($ thousands)	2013	2012	2011

Current Tax
Canada	$(621)	$(2,074)	$569
United States	8,510	3,722	80,626

Current tax expense/(recovery)	7,889	1,648	81,195

Deferred Tax
Canada	$(21,166)	$17,720	$(311)
United States	51,919	(292,359)	(163,297)

Deferred tax expense/(recovery)	30,753	(274,639)	(163,608)

Income tax expense/(recovery)	$38,642	$(272,991)	$(82,413)

Schedule of reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes

($ thousands)	2013	2012	2011

Income/(loss) before taxes
Canada	$(74,946)	$220,259	$113,712
United States	161,564	(763,947)	(183,314)

Total income/(loss) before taxes	$86,618	$(543,688)	$(69,602)
Canadian statutory rate	25.35%	25.32%	26.82%

Expected income tax expense/(recovery)	$21,958	$(137,662)	$(18,667)
Impact on taxes resulting from:
Foreign tax rate differential	$10,407	$(106,858)	$(35,440)
Statutory and other rate differences	(1,976)	(7,828)	(28,923)
Recognition of previously unrecognized deferred tax assets	(690)	(11,082)	(3,970)
Non-taxable capital (gains)/losses	4,884	(12,248)	(364)
Share-based compensation	2,335	2,574	3,307
Other	1,724	113	1,644

Income tax expense/(recovery)	$38,642	$(272,991)	$(82,413)

Schedule of deferred income tax asset (liability)

($ thousands)	2013	2012

Deferred income tax liabilities
Property, plant and equipment	$(62,565)	$(11,473)
Long-Term debt	(2,154)	(10,825)
Deferred financial assets and credits	–	(10,320)
Other	(7,189)	–

Total deferred income tax liabilities	(71,908)	(32,618)

Deferred income tax assets
Tax loss carryforwards and other credits	$551,331	$541,694
Asset retirement obligation	75,677	65,858
Deferred financial assets and credits	2,114	–
Marketable Securities	1,620	2,688
Other	6,697	4,128

Total deferred income tax assets	637,439	614,368
Less valuation allowance	(152,644)	(154,104)

Total deferred income tax assets, net	484,795	460,264

Net deferred income tax asset/(liability)	$412,887	$427,646

Schedule of loss carryforwards and tax credits that can be utilized in future years

As at December 31 ($ thousands)	2013	Expiration Date

Canada
Capital losses	$1,208,000	Indefinite
Non-capital losses	445,000	2028-2031
United States
Net operating losses	463,000	2030-2033
Alternative minimum tax credits	99,000	Indefinite

Schedule of changes in the balance of Enerplus' unrecognized tax benefits

For the years ended December 31 ($ thousands)	2013	2012	2011

Balance, beginning of year	$18,500	$13,600	$13,200
Increase/(decrease) for tax positions of prior years	(500)	4,900	1,000
Lapse of statute of limitations	–	–	(600)

Balance, end of year	$18,000	$18,500	$13,600

Summary of the taxation years, by jurisdiction, that remain subject to examination by the taxation authorities
Jurisdiction	Taxation Years

Canada – Federal & Provincial	2004-2013
United States – Federal & State	2008-2013